Related party transactions (Details - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Description of transactions with related party	During 2021, Just Eat Takeaway.com did not enter into material transactions with related parties that are not members of Just Eat Takeaway.com (2020 and 2019: none).
Expense recognised during period for bad and doubtful debts in respect of the amounts owed by related parties	€ 0
Loans to related parties		€ 0
Funding payments	83	55	€ 0
Loans from related parties	0	0
iFood Holdings B.V.
Related party transactions
Funding payments	83	44
El Cocinero a Cuerda SL (“ECAC”)
Related party transactions
Funding payments		11
Key management personnel of entity or parent
Related party transactions
Loans, advances or guarantees were granted to related parties	€ 0	€ 0	€ 0